Document and Entity Information	Feb. 26, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	STATE STREET CORP
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0000093751
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Incorporation State Country Code	MA
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, Address Line One	One Lincoln Street
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	786-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, without par value per share
Trading Symbol	STT.PRD
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share
Trading Symbol	STT.PRG
Security Exchange Name	NYSE